LEASES - Other information related to leases (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 15,757,738	¥ 14,546,175
Lease liability arising from obtaining Right-of-use assets	¥ 25,971,623	¥ 28,487,903